PROPERTY, PLANT AND EQUIPMENT - Other disclosures (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment
Capitalized interest	R$ 1,049	R$ 7,940
Average monthly rate of interest capitalization	10.76%	9.21%